BALANCE SHEETS (USD $)	Jan. 31, 2014	Jan. 31, 2013
ASSETS
CASH AND CASH EQUIVALENTS	$ 7,719,963	$ 6,727,461
U.S. GOVERNMENT SECURITIES, at amortized cost (which approximates market)	205,055	438,815
ACCRUED INCOME RECEIVABLE	63,253	218,053
PREPAID EXPENSE	54,950	56,573
CURRENT ASSETS	8,043,221	7,440,902
U.S. GOVERNMENT SECURITIES, at amortized cost (which approximates market)	510,573	205,055
Assignments of leased property
Amended assignment of Peters Lease	1	1
Assignment of Cloquet Leases	1	1
Certificate of beneficial interest for 13,120,010 units of Land Trust	1	1
TOTAL FIXED PROPERTY, including intangibles, at nominal values	3	3
TOTAL ASSETS	8,553,797	7,645,960
LIABILITIES, UNALLOCATED RESERVE AND TRUST CORPUS
DISTRIBUTION PAYABLE	7,478,406	6,428,805
ACCRUED EXPENSES	91,294	34,930
TOTAL LIABILITIES	7,569,700	6,463,735
UNALLOCATED RESERVE	984,094	1,182,222
TRUST CORPUS	3	3
TOTAL LIABILITIES, UNALLOCATED RESERVE AND TRUST CORPUS	$ 8,553,797	$ 7,645,960